Revenue and Geography Information (Details) - Schedule of revenue and geography information - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Segment Reporting Information [Line Items]
Total	¥ 200,547	¥ 275,508	¥ 246,899
Feature phone [Member]
Segment Reporting Information [Line Items]
Total	106,279	111,066	144,032
Smart phone [Member]
Segment Reporting Information [Line Items]
Total	73,819	154,143	56,885
Face mask [Member]
Segment Reporting Information [Line Items]
Total			44,747
Others [Member]
Segment Reporting Information [Line Items]
Total	¥ 20,449	¥ 10,299	¥ 1,235